INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Master lease agreements
$
Cost
Balance, December 31, 2020 and 2019	1,982,354
Impairment	(1,982,354)
Balance, December 31, 2021	-

Accumulated amortization
Balance, December 31, 2019	379,926
Additions	245,070
Balance, December 31, 2020	624,696
Additions	302,564
Impairment	(927,260)
Balance, December 31, 2021	-

Net book value
Balance, December 31, 2020	1,357,658
Balance, December 31, 2021	-